Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Disclosure of detailed information about property, plant and equipment

ESTIMATED USEFUL LIFE
Property, plant and equipment
Network infrastructure and equipment	2 to 50 years
Buildings	5 to 50 years
Finite-life intangible assets
Software	2 to 12 years
Customer relationships	2 to 26 years
Program and feature film rights	Up to 5 years

FOR THE YEAR ENDED DECEMBER 31, 2020	NOTE	NETWORK INFRASTRUCTURE AND EQUIPMENT (1)	LAND AND BUILDINGS (1)	ASSETS UNDER CONSTRUCTION	TOTAL
COST
January 1, 2020		67,597	8,079	1,687	77,363
Additions		2,414	247	2,071	4,732
Acquired through business combinations		2	5	—	7
Transfers		964	49	(1,825)	(812)
Retirements and disposals		(1,348)	(54)	(32)	(1,434)
Impairment losses recognized in earnings	8	(17)	(9)	(1)	(27)
Discontinued operations	3	(135)	(485)	(11)	(631)
December 31, 2020		69,477	7,832	1,889	79,198
ACCUMULATED DEPRECIATION
January 1, 2020		45,914	3,813	—	49,727
Depreciation		3,035	440	—	3,475
Retirements and disposals		(1,268)	(54)	—	(1,322)
Discontinued operations	3	(70)	(77)	—	(147)
Other		(48)	—	—	(48)
December 31, 2020		47,563	4,122	—	51,685
NET CARRYING AMOUNT
January 1, 2020		21,683	4,266	1,687	27,636
December 31, 2020		21,914	3,710	1,889	27,513
(1)Includes right-of-use assets. See Note 17, Leases, for additional details.

FOR THE YEAR ENDED DECEMBER 31, 2019	NOTE	NETWORK INFRASTRUCTURE AND EQUIPMENT (1)	LAND AND BUILDINGS (1)	ASSETS UNDER CONSTRUCTION	TOTAL
COST
January 1, 2019		65,048	7,528	1,764	74,340
Additions		2,508	567	1,694	4,769
Acquired through business combinations		3	38	—	41
Transfers		1,130	(14)	(1,772)	(656)
Retirements and disposals		(1,085)	(42)	—	(1,127)
Impairment losses recognized in earnings	8	(11)	(4)	—	(15)
Discontinued operations	3	4	6	1	11
December 31, 2019		67,597	8,079	1,687	77,363
ACCUMULATED DEPRECIATION
January 1, 2019		43,834	3,405	—	47,239
Depreciation		3,015	443	—	3,458
Retirements and disposals		(1,003)	(27)	—	(1,030)
Discontinued operations	3	14	23	—	37
Other		54	(31)	—	23
December 31, 2019		45,914	3,813	—	49,727
NET CARRYING AMOUNT
January 1, 2019		21,214	4,123	1,764	27,101
December 31, 2019		21,683	4,266	1,687	27,636
(1)Includes right-of-use assets. See Note 17, Leases, for additional details.

Disclosure of detailed information about intangible assets

ESTIMATED USEFUL LIFE
Property, plant and equipment
Network infrastructure and equipment	2 to 50 years
Buildings	5 to 50 years
Finite-life intangible assets
Software	2 to 12 years
Customer relationships	2 to 26 years
Program and feature film rights	Up to 5 years

		FINITE-LIFE					INDEFINITE-LIFE
FOR THE YEAR ENDED DECEMBER 31, 2020	NOTE	SOFTWARE	CUSTOMER RELATION- SHIPS	PROGRAM AND FEATURE FILM RIGHTS	OTHER	TOTAL	BRANDS	SPECTRUM AND OTHER LICENCES	BROADCAST LICENCES	TOTAL	TOTAL INTANGIBLE ASSETS
COST
January 1, 2020		10,522	2,017	716	489	13,744	2,409	3,586	2,026	8,021	21,765
Additions		344	—	874	41	1,259	—	116	—	116	1,375
Acquired through business combinations		1	—	10	—	11	—	—	—	—	11
Transfers		810	—	—	—	810	—	—	—	—	810
Retirements and disposals		(2,479)	—	—	(36)	(2,515)	—	—	—	—	(2,515)
Impairment losses recognized in earnings	8	(13)	—	(110)	(25)	(148)	—	(1)	(296)	(297)	(445)
Amortization included in operating costs		—	—	(845)	—	(845)	—	—	—	—	(845)
Discontinued operations	3	(16)	(281)	—	—	(297)	—	—	—	—	(297)
December 31, 2020		9,169	1,736	645	469	12,019	2,409	3,701	1,730	7,840	19,859
ACCUMULATED AMORTIZATION
January 1, 2020		7,345	839	—	229	8,413	—	—	—	—	8,413
Amortization		787	99	—	43	929	—	—	—	—	929
Retirements and disposals		(2,480)	—	—	(37)	(2,517)	—	—	—	—	(2,517)
Discontinued operations	3	(8)	(60)	—	—	(68)	—	—	—	—	(68)
December 31, 2020		5,644	878	—	235	6,757	—	—	—	—	6,757
NET CARRYING AMOUNT
January 1, 2020		3,177	1,178	716	260	5,331	2,409	3,586	2,026	8,021	13,352
December 31, 2020		3,525	858	645	234	5,262	2,409	3,701	1,730	7,840	13,102

		FINITE-LIFE					INDEFINITE-LIFE
FOR THE YEAR ENDED DECEMBER 31, 2019	NOTE	SOFTWARE	CUSTOMER RELATION- SHIPS	PROGRAM AND FEATURE FILM RIGHTS	OTHER	TOTAL	BRANDS	SPECTRUM AND OTHER LICENCES	BROADCAST LICENCES	TOTAL	TOTAL INTANGIBLE ASSETS
COST
January 1, 2019		9,525	2,014	704	500	12,743	2,409	3,587	2,111	8,107	20,850
Additions		388	—	1,004	4	1,396	—	—	—	—	1,396
Acquired through business combinations		—	6	—	—	6	—	—	—	—	6
Transfers		657	—	—	—	657	—	—	—	—	657
Retirements and disposals		(52)	(3)	—	(14)	(69)	—	—	—	—	(69)
Impairment losses recognized in earnings	8	—	—	—	(1)	(1)	—	(1)	(85)	(86)	(87)
Amortization included in operating costs		—	—	(992)	—	(992)	—	—	—	—	(992)
Discontinued operations	3	4	—	—	—	4	—	—	—	—	4
December 31, 2019		10,522	2,017	716	489	13,744	2,409	3,586	2,026	8,021	21,765
ACCUMULATED AMORTIZATION
January 1, 2019		6,720	727	—	198	7,645	—	—	—	—	7,645
Amortization		743	98	—	45	886	—	—	—	—	886
Retirements and disposals		(51)	—	—	(14)	(65)	—	—	—	—	(65)
Discontinued operations	3	2	14	—	—	16	—	—	—	—	16
Other		(69)	—	—	—	(69)	—	—	—	—	(69)
December 31, 2019		7,345	839	—	229	8,413	—	—	—	—	8,413
NET CARRYING AMOUNT
January 1, 2019		2,805	1,287	704	302	5,098	2,409	3,587	2,111	8,107	13,205
December 31, 2019		3,177	1,178	716	260	5,331	2,409	3,586	2,026	8,021	13,352

Disclosure of adoption of amended accounting standards
As required, effective January 1, 2020, we adopted the following new or amended accounting standards.

STANDARD	DESCRIPTION	IMPACT
IFRIC Agenda Decision on IFRS 16 - Leases	International Financial Reporting Interpretations Committee (IFRIC) agenda decision clarifying the determination of the lease term for cancellable or renewable leases under IFRS 16.	This agenda decision did not have a significant impact on our financial statements.

Definition of a Business, Amendments to IFRS 3 - Business Combinations
These amendments to the implementation guidance of IFRS 3 clarify the definition of a business to assist entities to determine whether a transaction should be accounted for as a business combination or an asset acquisition.

These amendments did not have any impact on our financial statements. They may affect whether future acquisitions are accounted for as business combinations or asset acquisitions, along with the resulting allocation of the purchase price between the net identifiable assets acquired and goodwill.

Disclosure of future changes to accounting standards
The following amended accounting standards issued by the IASB have an effective date after December 31, 2020 and have not yet been adopted by BCE.

STANDARD	DESCRIPTION	IMPACT	EFFECTIVE DATE
COVID-19-Related Rent Concessions, Amendment to IFRS 16 – Leases	This amendment provides an optional relief to lessees from applying IFRS 16’s guidance on lease modification accounting for rent concessions arising as a direct consequence of the COVID-19 pandemic.	We did not adopt the optional relief.	Effective for annual reporting periods beginning on or after June 1, 2020. Early application is permitted.
Onerous Contracts – Cost of Fulfilling a Contract, Amendments to IAS 37 – Provisions, contingent liabilities and contingent assets	These amendments clarify which costs should be included in determining the cost of fulfilling a contract when assessing whether a contract is onerous.	We are currently assessing the impact of these amendments.	Effective for annual reporting periods beginning on or after January 1, 2022. Early application is permitted.